AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    ("AVLIC")
                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                              ("Separate Account")
                                  Supplement to
                            OVERTURE Annuity III-Plus
                          Prospectus Dated May 1, 2006
                       Supplement Dated September 20, 2006

On Page 5, the EXAMPLES OF EXPENSES, Maximum Policy Expense Charges is corrected to state the maximum portfolio company expenses are 2.21%, as shown in the corrected footnote (1), below:

(1) Maximum Policy Expense Charges. This example assumes maximum charges of 1.40% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.21%).

All other Policy provisions remain as stated in the Policy and prospectus.

                 Please retain this Supplement with the current
                   prospectus for your variable Policy issued
                       by Ameritas Variable Life Insurance
                                    Company.
          If you do not have a current prospectus, please contact AVLIC at 1-800-745-1112.